INTANGIBLE ASSETS (Tables)	9 Months Ended
Sep. 30, 2021
INTANGIBLE ASSETS
Schedule of intangible assets

	September 30, 2021	December 31, 2020
Renewal rights	$17,606,801	$17,111,577
Internally developed software	65,956,692	42,594,988
Trade names and trademarks	5,003,771	2,009,000
Other	5,760,677	3,064,699
Intangible assets	$94,327,941	$64,780,264
Less accumulated depreciation	(26,534,964)	(18,163,282)
Intangible assets-net	$67,792,977	$46,616,982